UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Cash Flows
25	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. The municipal bond market produced mildly positive total returns, on average, in this choppy economic environment. Although municipal bonds were undermined over much of the reporting period as credit concerns intensified and supply-and-demand dynamics changed, bond prices rebounded in the spring when investors delayed their expectations of rising short-term interest rates.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, Dreyfus Strategic Municipal Bond Fund achieved a total return of 2.79% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.285 per share, which reflects a distribution rate of 7.26%.2

Municipal bonds encountered heightened volatility early in the reporting period amid rising long-term interest rates and changing supply-and-demand dynamics. However, market volatility later subsided and bond prices rebounded as a reduced supply of newly issued bonds was met by robust investor demand. Higher-quality municipal bonds generally fared better than their lower-rated counterparts in this environment.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective. This has the effect of “leveraging” the portfolio, which can increase the fund’s performance potential as well as, depending on market conditions, enhance net-asset-value losses during times of higher market risk.

Over time, many of the fund’s older, higher yielding bonds have matured or were redeemed by their issuers.We have attempted to replace those

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.When such opportunities arise, we usually look to sell bonds that are close to their optimal redemption date or maturity.

Municipal Bonds Encountered Heightened Volatility

After producing generally attractive total returns over most of 2010, municipal bonds encountered heightened volatility over the final months of the year as the U.S. economic recovery appeared to gain traction, inflation fears intensified and long-term interest rates climbed. In addition, it became clear in December that the federal Build America Bonds program, which had diverted a substantial portion of new issuance to the taxable bond market, would be allowed to expire at the end of the year. Consequently, investors sold longer-maturity bonds in anticipation of a surge in the supply of newly issued securities as states and municipalities rushed to lock in federal subsidies.

Adding to investors’ concerns at the time, most states continued to struggle with fiscal pressures as tax receipts remained below their pre-recession levels while costs moved higher, particularly those related to pensions and health care benefits for retired public-sector workers. Fear of potential municipal defaults—which we considered overblown—caused investors to become more averse to the credit risks that lower-rated bonds typically entail.

The market generally stabilized over the first five months of 2011, when the supply of newly issued municipal bonds declined sharply due to the surge in issuance at the end of 2010 and efforts among many state and local governments to rein in spending and borrowing. Meanwhile, investor demand recovered when individuals reacted to higher state income taxes, and institutional investors regarded municipal bonds as inexpensively valued.

Improvements in Credit Quality Supported Relative Returns

The fund weathered the market downturn early in the reporting period relatively well, due in part to our earlier efforts to upgrade the fund’s overall credit quality. We reduced the fund’s holdings of BBB-rated bonds in favor of securities with A ratings.

The fund also benefited from its longer-term holdings, which rallied as the market stabilized, and bonds issued in fiscally stressed states such as California and Illinois rebounded as earlier credit concerns eased. The fund’s leveraging strategy also added a degree of value during the reporting period. On the other hand, the fund’s remaining holdings of BBB-rated bonds, including those backed by health care facilities and the states’ settlement of litigation with U.S. tobacco companies, generally lagged market averages.

Weathering a Period of Transition

We have been encouraged by the municipal bond market’s resilience. Although we expect additional bouts of market volatility over the near term as investors react to macroeconomic developments and the supply of newly issued bonds increases, we remain optimistic over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete, demand seems likely to stay robust as investors respond to higher state taxes and possible federal tax increases down the road.

June 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT)
for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain expenses by The Dreyfus Corporation pursuant to an undertaking in effect.
Had these expenses not been absorbed, the fund’s return would have been lower.
2	Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS

May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—146.6%	Rate (%)	Date	Amount ($)		Value ($)
Arizona—7.8%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System Revenue)	5.00	1/1/38	13,198,367	[a,b]	13,566,449
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000		6,329,552
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,572,880
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		6,039,540
California—15.2%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b,c]	5,398,096
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000	[d]	2,552,480
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,370,570
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,451,780
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,588,900
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,391,450
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,542,560
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	8,335,000		5,631,126
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000		2,953,432

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000	[d]	2,509,880
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	[c]	4,178,960
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,577,775
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts
Numbers 2,3 and 4)	5.13	8/1/38	5,000,000		5,086,600
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000	[d]	1,280,538
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	2,000,000		2,178,300
Colorado—1.6%
Arkansas River Power Authority,
Power Improvement Revenue	6.13	10/1/40	5,000,000		4,969,150
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,040,000		1,115,483
Connecticut—3.7%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000		9,004,950
Connecticut Resources Recovery
Authority, Special
Obligation Revenue
(American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,984,452

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia—.3%
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	1,000,000	[c]	996,760
Florida—5.0%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/27	3,500,000		3,523,520
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000	[c]	5,104,150
Orange County School Board,
COP (Master Lease
Purchase Agreement)
(Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	4,500,000		4,620,195
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		3,278,800
South Lake County Hospital
District, Revenue
(South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,480,175
Georgia—3.7%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000		5,294,969
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,750,000		3,838,162
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	[c]	2,173,750
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000		2,697,394
Hawaii—1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,402,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Hawaii (continued)
Hawaii Department of Budget and
Finance, Special Purpose Revenue
(Hawaiian Electric Company, Inc.
and Subsidiary Projects)	6.50	7/1/39	2,000,000	2,012,460
Idaho—.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	210,000	210,178
Illinois—2.7%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	910,000	941,513
Illinois,
GO	5.00	3/1/28	2,500,000	2,438,875
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	2,000,000	2,056,280
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,020,000	1,799,739
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,000,000	3,017,910
Indiana—1.2%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	5,000,000 [c]	4,586,250
Iowa—.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,606,840
Kentucky—.3%
Louisville/Jefferson County
Metro Government, Health
Facilities Revenue (Jewish
Hospital and Saint Mary’s
HealthCare, Inc. Project)	6.13	2/1/37	1,000,000	1,000,170

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana—1.3%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	1,987,000	[e]	993,500
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,122,400
Maryland—.5%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000		1,744,965
Massachusetts—12.9%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	[a,b]	10,547,922
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	6,400,000	[a,b]	7,071,936
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance Agency,
Revenue (Harvard University Issue))	5.25	2/1/34	10,000,000	[a,b]	10,930,500
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	2,500,000		2,683,625
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue) (Prerefunded)	9.00	12/15/12	1,500,000	[f]	1,678,230
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000		116,050

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,265,100
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000		5,465,500
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	5,575,000		5,333,825
Michigan—6.7%
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000		4,107,565
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		1,800,700
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,020,000		6,512,524
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	8.00	9/1/29	5,000,000		5,690,400
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	8,260,000	[c]	7,231,217
Mississippi—1.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000		4,242,151
Nevada—1.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	[c]	5,008,450

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Hampshire—3.7%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	2,690,000	2,705,333
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	6,000,000	6,034,200
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,409,936
New Jersey—5.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000	5,270,250
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000	3,006,030
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	250,000	182,317
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000 [f]	11,394,428
New Mexico—1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000	4,780,500
New York—14.2%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000 [a,b,c]	10,732,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax
Secured Revenue)	5.00	5/1/30	4,488,203	[a,b]	4,772,779
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	5,690,750
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	5,660,200
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,344,190
Metropolitan Transportation
Authority, Transportation Revenue	6.25	11/15/23	8,425,000	[c]	9,776,538
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,260,929
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	[c]	5,104,950
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000		738,741
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000	[c]	4,741,180
North Carolina—3.2%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities
Revenue (Duke University
Health System))	5.00	6/1/42	10,000,000	[a,b]	10,021,600

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,040,000		2,040,857
Ohio—3.0%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	6,000,000		5,168,400
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,403,028
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	[b]	1,771,936
Oregon—.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,508,520
Pennsylvania—3.0%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School Project)	6.13	8/15/40	3,500,000		3,189,095
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	[a,b]	3,024,540
Philadelphia,
GO	6.50	8/1/41	4,700,000		4,990,977
Rhode Island—1.5%
Rhode Island Health and
Educational Building Corporation,
Hospital Financing Revenue
(Lifespan Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,597,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—1.6%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		2,815,275
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,279,360
Texas—22.3%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	9,997,299	[a,b]	10,381,549
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000	[a,b]	13,714,168
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	3,000,000	[c]	2,999,610
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	9,290,000		10,254,209
Harris County Health Facilities
Development Corporation,
Revenue (CHRISTUS Health)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/15	1,500,000		1,649,880
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,558,550

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and
Power Company Project)
(Insured; AMBAC)	5.13	11/1/28	4,295,000		4,287,441
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000	[c]	15,113,211
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	[c]	6,656,849
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.42	7/2/24	750,000	[g]	884,055
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	4,560,000		4,566,749
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	[c]	5,019,928
Tomball Hospital Authority,
Revenue (Tomball
Regional Hospital)	6.00	7/1/25	4,650,000		3,945,339
Virginia—4.5%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	11.11	8/23/27	7,300,000	[g]	8,294,844
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,140,000		5,366,417

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia (continued)
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.75	7/1/38	3,000,000	3,350,730
Washington—1.7%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000	6,451,447
West Virginia—1.9%
The County Commission of
Harrison County, SWDR
(Allegheny Energy Supply
Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000	7,156,512
Wisconsin—6.6%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	14,570,000 [f]	15,550,270
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/27	5,260,000 [f]	5,444,153
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,059,360
U.S. Related—5.5%
Government of Guam,
GO	7.00	11/15/39	1,500,000	1,548,330
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000	1,456,215
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000	1,626,309

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		2,538,730
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,441,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000		10,271,600
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands
Matching Fund Loan Notes)
(Senior Lien/Capital Projects)	5.00	10/1/39	1,250,000		1,095,938
Total Long-Term Municipal Investments
(cost $543,481,529)					556,002,535

Short-Term Municipal
Investments—2.7%
California—1.9%
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Wells Fargo Bank)	0.10	6/1/11	4,000,000	[h]	4,000,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Wells Fargo Bank)	0.10	6/1/11	3,100,000	[h]	3,100,000
New York—.8%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	6/1/11	1,000,000	[h]	1,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	2,100,000 [h]	2,100,000
Total Short-Term Municipal Investments
(cost $10,200,000)				10,200,000

Total Investments (cost $553,681,529)			149.3%	566,202,535
Liabilities, Less Cash and Receivables			(12.5%)	(47,417,472)
Preferred Stock, at redemption value			(36.8%)	(139,500,000)
Net Assets Applicable to Common Shareholders			100.0%	379,285,063

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities were valued at $113,284,725 or 29.9% of net assets applicable to Common Shareholders.
c At May 31, 2011, the fund had $94,822,199 or 25.0% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Non-income producing security; interest payments in default.
f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
g Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
May 31, 2011.
h Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	21.1
AA		Aa		AA	21.1
A		A		A	27.5
BBB		Baa		BBB	21.5
BB		Ba		BB	2.3
B		B		B	1.6
F1		MIG1/P1		SP1/A1	1.8
Not Rated [i]		Not Rated [i]		Not Rated [i]	3.1
					100.0

† Based on total investments.
i Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	553,681,529	566,202,535
Interest receivable		9,559,440
Prepaid expenses		38,480
		575,800,455
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2 (a)		289,372
Cash overdraft due to Custodian		2,084,864
Payable for floating rate notes issued—Note 3		52,841,369
Payable for investment securities purchased		1,500,000
Interest and expense payable related to
floating rate notes issued—Note 3		112,277
Commissions payable		21,545
Dividends payable to Preferred Shareholders		3,103
Accrued expenses		162,862
		57,015,392
Auction Preferred Stock, Series A, B and C, par value
$.001 per share (5,580 shares issued and outstanding
at $25,000 per share liquidation value)—Note 1		139,500,000
Net Assets applicable to Common Shareholders ($)		379,285,063
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(48,676,482 shares issued and outstanding)		48,676
Paid-in capital		428,214,642
Accumulated undistributed investment income—net		9,461,070
Accumulated net realized gain (loss) on investments		(70,960,331)
Accumulated net unrealized appreciation
(depreciation) on investments		12,521,006
Net Assets applicable to Common Shareholders ($)		379,285,063
Shares Outstanding
(110 million shares of $.001 par value Common Stock authorized)		48,676,482
Net Asset Value, per share of Common Stock ($)		7.79
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	16,265,107
Expenses:
Investment advisory fee—Note 2(a)	1,265,901
Administration fee—Note 2(a)	632,950
Interest and expense related to floating rate notes issued—Note 3	195,735
Commission fees—Note 1	118,926
Professional fees	59,979
Shareholders’ reports	39,354
Registration fees	28,615
Directors’ fees and expenses—Note 2(b)	22,118
Shareholder servicing costs	19,663
Custodian fees—Note 2(a)	2,082
Miscellaneous	65,285
Total Expenses	2,450,608
Less—reduction in investment advisory fee due to undertaking—Note 2(a)	(253,180)
Net Expenses	2,197,428
Investment Income—Net	14,067,679
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(22,522,916)
Net unrealized appreciation (depreciation) on investments	18,750,864
Net Realized and Unrealized Gain (Loss) on Investments	(3,772,052)
Dividends to Preferred Shareholders	(282,666)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	10,012,961

See notes to financial statements.

The Fund 23

STATEMENT OF CASH FLOWS

May 31, 2011 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	16,595,028
Operating expenses paid	(2,410,518)
Dividends paid to Preferred Shareholders	(284,354)
Purchases of portfolio securities	(54,227,549)
Net purchases of short-term portfolio securities	(9,800,000)
Proceeds from sales of portfolio securities	73,197,043
		23,069,650
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(13,021,320)
Redemptions of APS	(9,975,000)	(22,996,320)
Decrease in cash		73,330
Cash overdraft at beginning of period		(2,158,194)
Cash overdraft at end of period		(2,084,864)
Reconciliation of Net Decrease in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Sharehholders Resulting From Operations		10,012,961
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to
net cash provided by operating activities ($):
Decrease in investments in securities, at cost		22,417,996
Decrease in receivable for investment securites sold		3,010,831
Decrease in payable for investment securities purchased		(150,465)
Increase in payable for floating notes issued		6,301,369
Decrease in interest receivable		256,662
Decrease in accrued operating expenses		(33,914)
Increase in prepaid expenses		(16,137)
Decrease in Due to The Dreyfus Corporation		(4,191)
Decrease in dividends payable to Preferred Shareholders		(1,688)
Decrease in payable for interest and expense
related to floating rate notes payable		(46,169)
Net unrealized appreciation on investments		(18,750,864)
Net amortization of premiums on investments		73,259
Net Cash Provided by Operating Activities		23,069,650
Non Cash financing transactions:
Reinvestment of dividends		827,983

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	14,067,679	28,800,183
Net realized gain (loss) on investments	(22,522,916)	(5,075,623)
Net unrealized appreciation
(depreciation) on investments	18,750,864	396,358
Dividends to Preferred Shareholders	(282,666)	(674,699)
Net Increase in Net Assets Applicable
to Common Shareholders
Resulting from Operations	10,012,961	23,446,219
Dividends to Common Shareholders from ($):
Investment income—net	(13,849,303)	(26,194,055)
Capital Stock Transactions ($):
Dividends reinvested	827,983	584,516
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	(3,008,359)	(2,163,320)
Net Assets Applicable to
Common Shareholders ($):
Beginning of Period	382,293,422	384,456,742
End of Period	379,285,063	382,293,422
Undistributed investment income—net	9,461,070	9,525,360
Capital Share Transactions (Shares):
Increase in Common Shares Outstanding
as a Result of Dividends Reinvested	110,440	70,313

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
May 31, 2011			Year Ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	7.87	7.93	6.76	8.60	9.21	8.88
Investment Operations:
Investment income—net [a]	.29	.59	.64	.63	.62	.64
Net realized and unrealized
gain (loss) on investments	(.07)	(.10)	1.02	(1.86)	(.59)	.34
Dividends to Preferred
Shareholders from
investment income—net	(.01)	(.01)	(.03)	(.14)	(.14)	(.13)
Total from Investment Operations	.21	.48	1.63	(1.37)	(.11)	.85
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.54)	(.46)	(.47)	(.50)	(.52)
Net asset value, end of period	7.79	7.87	7.93	6.76	8.60	9.21
Market value, end of period	7.85	7.94	7.58	5.53	7.77	9.29
Total Return (%)[b]	2.67[c]	11.95	46.74	(24.12)	(1.17)	9.94

Six Months Ended
May 31, 2011			Year Ended November 30,
(Unaudited)		2010	2009	2008	2007	2006
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.35[e]	1.30	1.37	1.44	1.43	1.38
Ratio of net expenses
to average net assets
applicable to Common Stock[d]	1.21[e]	1.16	1.21	1.30	1.28	1.24
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	.11[e]	.07	.01	.12	.17	.12
Ratio of net investment income
to average net assets
applicable to Common Stock[d]	7.72[e]	7.30	8.65	7.89	7.01	7.16
Ratio of total expenses
to total average net assets	.97[e]	.91	.90	.98	1.00	.97
Ratio of net expenses
to total average net assets	.87[e]	.81	.80	.88	.90	.87
Ratio of interest and expense
related to floating rate notes
issued to total average net assets .08[e]		.05	.01	.08	.12	.09
Ratio of net investment income
to total average net assets	5.56[e]	5.11	5.68	5.34	4.90	5.01
Portfolio Turnover Rate	10.83[c]	25.94	31.59	53.01	55.89	57.12
Asset coverage of Preferred Stock,
end of period	372	356	307	276	324	339
Net Assets, net of Preferred Stock,
end of period ($ x 1,000)	379,285	382,293	384,457	327,879	417,177	444,599
Preferred Stock outstanding,
end of period ($ x 1,000)	139,500	149,475	186,000	186,000	186,000	186,000

a	Based on average common shares outstanding at each month end.
b	Calculated based on market value.
c	Not annualized.
d	Does not reflect the effect of dividends to Preferred Shareholders.
c	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Shareowner Services, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s transfer agent, dividend-paying agent, registrar and plan agent. The fund’s Common Stock trades on the New York Stock Exchange Amex (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 1,860 shares of Series A, Series B and Series C, for a total of 5,580 shares, of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

On November 9, 2009, the Board of Directors authorized the fund to redeem up to 25% of the fund’s APS, subject to market, regulatory and other conditions and factors.

During the period ended May 31, 2011, the fund announced the following redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
A	101	2,525,000	January 18, 2011
B	101	2,525,000	January 20, 2011
C	101	2,525,000	January 18, 2011
A	32	800,000	February 15, 2011
B	32	800,000	February 17, 2011
C	32	800,000	February 14, 2011
Total	399	9,975,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal securities and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	566,202,535	—	566,202,535

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholder(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Shareowner Services will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On May 27, 2011, the Board of Directors declared a cash dividend of $0.0475 per share from investment income-net, payable on June 30, 2011 to Common Shareholders of record as of the close of business on June 15, 2011.

(d) Dividends to Shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2011, for each Series of APS were as follows: Series A-0.305%, Series B-0.305% and Series C-0.305%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received.The average dividend rates for the period ended May 31, 2011 for each Series of APS were as follows: Series A-0.397%, Series B-0.396% and Series C-0.400%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $48,719,911 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2010. If not applied, $5,474,907 of the carryover expires in fiscal 2011, $10,957,023 expires in fiscal 2012, $1,427,978 expires in fiscal 2015, $5,522,685 expires in fiscal 2016, $20,261,695 expires in fiscal 2017 and $5,075,623 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was as follows: tax exempt income $26,747,425 and ordinary income $121,329.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) The fee payable by the fund, pursuant to the provisions of an Investment Advisory Agreement with Dreyfus, is payable monthly based on an annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The fund also has an Administration Agreement with Dreyfus, a Custody Agreement with the Custodian and a Transfer Agency and Registrar Agreement with BNY Mellon Shareowner Services. The fund pays in the aggregate for administration, custody and transfer agency services a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). Out-of pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

Dreyfus has agreed from December 1, 2010 through November 30, 2011, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in investment advisory fee, pursuant to the undertaking, amounted to $253,180 during the period ended May 31, 2011.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $2,082 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $328,335, custodian fees $1,809 and chief compliance officer fees $3,006, which are offset against an expense reimbursement currently in effect in the amount of $43,778.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $54,077,084 and $70,186,210, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2011, was approximately $51,288,600, with a related weighted average annualized interest rate of .77%.

At May 31, 2011, accumulated net unrealized appreciation on investments was $12,521,006, consisting of $23,009,182 gross unrealized appreciation and $10,488,176 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

The NetAssetValue appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment CompanyAct of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 37

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)